DISCONTINUED OPERATIONS AND OTHER DIVESTITURES - Additional Information (Details) $ / shares in Units, $ in Millions					3 Months Ended			12 Months Ended
	Apr. 24, 2019 USD ($)	Feb. 22, 2019 USD ($)	Mar. 23, 2017 € / shares	Jan. 04, 2017 USD ($) shares	Mar. 31, 2020 $ / shares	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Trade receivables sold								$ 1,108.0	$ 940.1	$ 631.1
Proceeds from sale of productive assets	$ 27.7
Gain, net of tax on sale of productive assets								12.8
Gain (loss) on disposition of discontinued operations – net of tax								0.1	2.4	67.3
Gain (loss) on long term contract										7.9
Impairments								82.1	6.6	(0.5)
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of discontinued operations – net of tax								0.1	2.4	67.3
Cranes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash impairment charge									1.8	6.7
Demag-Mobile Cranes Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses		$ 215.0
Gain (loss) on disposal								(82.0)
Demag-Mobile Cranes Business | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Loss (Gain) On Disposal								11.6
Gain (loss) on disposition of discontinued operations – net of tax								0.0	0.0	1.4
Materials Handling and Port Solutions Sale | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest receivable (in shares) | shares				19,600,000
Proceeds from divestiture of businesses				$ 835.0
Gain (loss) on disposition of discontinued operations – net of tax								(1.2)	(3.1)	64.3
Cranes Manufacturing Facility | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of business						$ 5.7
Coventry | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of business										(1.2)
Indian | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of business										(1.6)
Germany Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Post-closing adjustment										5.8
Atlas Member | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of discontinued operations – net of tax									2.7	3.0
Konecranes Plc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of available-for-sale securities, equity									770.0
Realized gain (loss) on disposal									42.0
Realized gain (loss) on disposal, attributable to foreign exchange rate changes									41.6
Proceeds from equity method investment, dividends or distributions							$ 13.5
Konecranes Plc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock dividends declared (in dollars per share) | € / shares			€ 1.05
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock dividends declared (in dollars per share) | $ / shares					$ 0.12
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Trade receivables sold								$ 1.1	$ 1.3	$ 1.5